Document And Entity Information	11 Months Ended
Dec. 31, 2024
Document Information Line Items
Entity Central Index Key	0002011674
Document Type	F-1
Entity Registrant Name	YD Bio Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	12F., No. 3
Entity Address, Address Line Two	Xingnan St.
Entity Address, Address Line Three	Nangang Dist.
Entity Address, City or Town	Taipei City
Entity Address, Postal Zip Code	115001
Entity Address, Country	TW
City Area Code	+(886)
Local Phone Number	2382-0330
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Business Contact
Document Information Line Items
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10168
City Area Code	(212)
Local Phone Number	947-7200
Contact Personnel Name	Cogency Global Inc.
Entity Address, State or Province	NY